Financial performance, Operating Segments (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2022 AUD ($) Customer	Jun. 30, 2021 AUD ($) Customer	Jun. 30, 2020 AUD ($) Customer
Segment information [Abstract]
Exploration expenditure - non core	$ (24)	$ (48)	$ (81)
Other income / (expenses)	(9,877)	0	138
Reportable segment profit / (loss)	(9,901)	(48)	57
Employee benefits and other expenses	(6,658)	(8,907)	(8,313)
Net financing income / (expense)	3,976	(1,371)	2,810
Loss for the year	(12,583)	(10,326)	(5,446)
Segment assets [Abstract]
Exploration assets	171,819	114,375	94,824
Other assets	137,419	84,015	38,994
Total assets	309,238	198,390	133,818
Segment liabilities [Abstract]
Payables	12,995	6,881	3,097
Provisions	721	375	271
Total current liabilities	13,716	7,256	3,368
Payables	126	79	404
Total Non-current liabilities	126	79	404
Total liabilities	13,842	7,335	3,772
Net assets	$ 295,396	$ 191,055	$ 130,046
Number of major customers | Customer	0	0	0
Revenues	$ 0	$ 0	$ 0
Operating Segments [member] | North America [Member]
Segment information [Abstract]
Exploration expenditure - non core	(24)	(48)	(81)
Other income / (expenses)	(3,997)	0	138
Reportable segment profit / (loss)	(4,021)	(48)	57
Employee benefits and other expenses	(1,832)	(3,366)	(2,841)
Net financing income / (expense)	4	(2,880)	1
Loss for the year	(5,849)	(6,294)	(2,783)
Segment assets [Abstract]
Exploration assets	171,819	114,375	94,824
Other assets	8,931	18,019	9,764
Total assets	180,750	132,394	104,588
Segment liabilities [Abstract]
Payables	11,813	5,857	2,095
Provisions	480	215	189
Total current liabilities	12,293	6,072	2,284
Payables	126	0	404
Total Non-current liabilities	126	0	404
Total liabilities	12,419	6,072	2,688
Net assets	168,331	126,322	101,900
Operating Segments [member] | Australia [Member]
Segment information [Abstract]
Exploration expenditure - non core	0	0	0
Other income / (expenses)	(5,880)	0	0
Reportable segment profit / (loss)	(5,880)	0	0
Employee benefits and other expenses	(4,826)	(5,541)	(5,472)
Net financing income / (expense)	3,972	1,509	2,809
Loss for the year	(6,734)	(4,032)	(2,663)
Segment assets [Abstract]
Exploration assets	0	0	0
Other assets	128,488	65,996	29,230
Total assets	128,488	65,996	29,230
Segment liabilities [Abstract]
Payables	1,182	1,024	1,002
Provisions	241	160	82
Total current liabilities	1,423	1,184	1,084
Payables	0	79	0
Total Non-current liabilities	0	79	0
Total liabilities	1,423	1,263	1,084
Net assets	$ 127,065	$ 64,733	$ 28,146